TAXES ON INCOME (Schedule of Income Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ (109,903)	$ (45,582)	$ (38,831)
Foreign	(23,572)	3,687	(48,128)
Loss before taxes on income	$ (133,475)	$ (41,895)	$ (86,959)